UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Asset Allocation Series, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Asset Allocation Series, Inc.
Schedules of Investments (unaudited)
March 31, 2009

Seligman Asset Allocation Aggressive Growth Fund†

	Shares	Value

Domestic Equity Funds 60.3%
Seligman Capital Fund*	170,562	$2,268,475
Seligman Communications and Information Fund*	62,733	1,677,480
Seligman Frontier Fund*	48,385	308,212
Seligman Growth Fund*	108,641	309,627
Seligman Large-Cap Value Fundø	35,837	303,539
Seligman Smaller-Cap Value Fund*ø	172,425	1,327,673

		6,195,006

Global Equity Funds 35.1%
Seligman Emerging Markets Fund*ø	160,949	1,046,168
Seligman Global Smaller Companies Fund*ø	279,913	2,060,160
Seligman International Growth Fund*	78,119	503,868

		3,610,196

REIT Fund 5.0%
Seligman LaSalle Global Real Estate Fund	249,371	508,717

Total Investments In Underlying Funds 100.4%		10,313,919

Money Market Fund 0.0%
SSgA U.S. Treasury Money Market Fund	180	180

Total Investments 100.4%		10,314,099
Other Assets Less Liabilities (0.4)%		(38,577)

Net Assets 100.0%		$10,275,522

Seligman Asset Allocation Growth Fund†

	Shares	Value

Domestic Equity Funds 57.8%
Seligman Capital Fund*	177,360	$2,358,888
Seligman Communications and Information Fund*	59,670	1,595,576
Seligman Frontier Fund*	74,343	473,565
Seligman Growth Fund*	497,587	1,418,123
Seligman Large-Cap Value Fundø	165,293	1,400,032
Seligman Smaller-Cap Value Fund*ø	239,901	1,847,238

		9,093,422

Global Equity Funds 32.0%
Seligman Emerging Markets Fund*ø	240,380	1,562,470
Seligman Global Smaller Companies Fund*ø	364,422	2,682,146
Seligman International Growth Fund*	122,767	791,847

		5,036,463

REIT Fund 10.1%
Seligman LaSalle Global Real Estate Fund	774,559	1,580,100

Total Investments In Underlying Funds 99.9%		15,709,985

Money Market Fund 0.1%
SSgA U.S. Treasury Money Market Fund	14,384	14,384

Total Investments 100%		15,724,369
Other Assets Less Liabilities		(1,834)

Net Assets 100.0%		$15,722,535

Seligman Asset Allocation Moderate Growth Fund†

	Shares	Value

Domestic Equity Funds 54.7%
Seligman Capital Fund*	251,602	$3,346,307
Seligman Communications and Information Fund*	63,116	1,687,722
Seligman Growth Fund*	529,969	1,510,412
Seligman Large-Cap Value Fundø	180,934	1,532,511
Seligman Smaller-Cap Value Fund*ø	152,947	1,177,692

		9,254,644

Fixed-Income Fund 9.8%
Seligman High-Yield Fund	822,065	1,660,571

Global Equity Funds 25.0%
Seligman Emerging Markets Fund*ø	130,343	847,229
Seligman Global Smaller Companies Fund*ø	229,044	1,685,764
Seligman International Growth Fund*	264,422	1,705,522

		4,238,515

REIT Fund 10.3%
Seligman LaSalle Global Real Estate Fund	855,964	1,746,166

Total Investments In Underlying Funds 99.8%		16,899,896
Other Assets Less Liabilities 0.2%		35,657

Net Assets 100.0%		$16,935,553

Seligman Asset Allocation Balanced Fund†

	Shares	Value

Domestic Equity Funds 45.6%
Seligman Capital Fund*	58,661	$780,191
Seligman Common Stock Fundø	162,866	846,903
Seligman Growth Fund*	330,596	942,199
Seligman Large-Cap Value Fundø	107,761	912,736

		3,482,029

Fixed-Income Funds 30.6%
Seligman Cash Management Fund	385,695	385,695
Seligman Core Fixed Income Fund	117,411	767,868
Seligman High-Yield Fund	395,585	799,081
Seligman U.S. Government Securities Fund	52,476	385,699

		2,338,343

Global Equity Fund 10.0%
Seligman International Growth Fund*	118,858	766,634

REIT Fund 13.7%
Seligman LaSalle Monthly Dividend Real Estate Fund	558,894	1,045,132

Total Investments In Underlying Funds 99.9%		7,632,138

Money Market Fund 0.2%
SSgA U.S. Treasury Money Market Fund	11,895	11,895

Total Investments 100.1%		7,644,033
Other Assets Less Liabilities (0.1)%		(6,848)

Net Assets 100.0%		$7,637,185

*	Non-incoming producing security.
Ø	Security paid capital gain distribution in the twelve months ended March 31, 2009.
†

The Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the three months ended March 31, 2009 is as follows:

	Purchase Cost	Sales Proceeds	Dividend Income	Value

Affiliated Issuer				3/31/09	12/31/08

Aggressive Growth Fund
Seligman Capital Fund	$54,337	$241,855	$—	$2,268,475	$2,481,829
Seligman Communications and Information Fund	42,135	315,150	—	1,677,480	1,790,426
Seligman Frontier Fund	8,137	22,463	—	308,212	343,856
Seligman Growth Fund	1,423	19,434	—	309,627	336,390
Seligman Large-Cap Value Fund	34,070	24,604	—	303,539	337,387
Seligman Smaller-Cap Value Fund	179,674	108,181	—	1,327,673	1,489,944
Seligman Emerging Markets Fund	78,628	131,055	—	1,046,168	1,107,971
Seligman Global Smaller Companies Fund††	104,918	31,376	—	2,060,160	2,234,529
Seligman International Growth Fund	52,436	15,625	—	503,868	539,212
Seligman LaSalle Global Real Estate Fund††	140,979	17,984	—	508,717	558,688

Total	$696,737	$927,727	$—	$10,313,919	$11,220,232

Growth Fund
Seligman Capital Fund	$501,012	$356,719	$—	$2,358,888	$2,729,377
Seligman Communications and Information Fund	320,875	402,601	—	1,595,576	1,785,042
Seligman Frontier Fund	74,205	49,380	—	473,565	547,172
Seligman Growth Fund	257,504	180,427	—	1,418,123	1,610,672
Seligman Large-Cap Value Fund	198,057	174,348	—	1,400,032	1,631,834
Seligman Smaller-Cap Value Fund	535,293	166,661	—	1,847,238	2,195,900
Seligman Emerging Markets Fund††	743,223	314,226	—	1,562,470	1,804,507
Seligman Global Smaller Companies Fund††	261,149	208,452	—	2,682,146	3,067,442
Seligman International Growth Fund††	413,438	80,910	—	791,847	888,995
Seligman LaSalle Global Real Estate Fund††	696,348	123,906	—	1,580,100	1,799,584

Total	$4,001,104	$2,057,630	$—	$15,709,985	$18,060,525

Moderate Growth Fund
Seligman Capital Fund	$29,819	$592,838	$—	$3,346,307	$3,939,121
Seligman Communications and Information Fund	59,955	474,087	—	1,687,722	1,933,040
Seligman Growth Fund	14,122	202,843	—	1,510,412	1,744,469
Seligman Large-Cap Value Fund	232,575	259,784	—	1,532,511	1,767,393
Seligman Smaller-Cap Value Fund	161,362	161,312	—	1,177,692	1,386,835
Seligman High-Yield Fund	364,036	703,164	52,819	1,660,571	1,914,627
Seligman Emerging Markets Fund	58,608	180,355	—	847,229	975,987
Seligman Global Smaller Companies Fund	120,952	173,641	—	1,685,764	1,952,755
Seligman International Growth Fund††	121,670	101,845	—	1,705,522	1,927,981
Seligman LaSalle Global Real Estate Fund††	660,015	231,258	—	1,746,166	1,905,396

Total	$1,823,114	$3,081,127	$52,819	$16,899,896	$19,447,604

Balanced Fund
Seligman Capital Fund	$22,355	$245,088	$—	$780,191	$1,015,928
Seligman Common Stock Fund	90,116	199,232	4,723	846,903	1,108,378
Seligman Growth Fund	12,774	241,024	—	942,199	1,206,381
Seligman Large-Cap Value Fund	163,327	312,263	—	912,736	1,218,300
Seligman Cash Management Fund	67,764	165,792	111	385,695	483,723
Seligman Core Fixed Income Fund††	152,639	343,253	7,274	767,868	957,201
Seligman High-Yield Fund	111,641	338,743	26,982	799,081	982,641
Seligman U.S. Government Securities Fund	73,228	169,979	2,097	385,699	482,407
Seligman International Growth Fund††	63,653	161,353	—	766,634	990,256
Seligman LaSalle Monthly Dividend Real Estate Fund††	613,978	540,728	29,653	1,045,132	1,603,094

Total	$1,371,475	$2,717,455	$70,840	$7,632,138	$10,048,309

††	Fund’s holdings representing 5% or more of the Underlying Fund’s Class A shares.

At March 31, 2009, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Appreciation	Gross Depreciation	Net Depreciation

Aggressive Growth Fund	$17,857,546	$—	$(7,543,447)	$(7,543,447)
Growth Fund	28,879,218	—	(13,154,849)	(13,154,849)
Moderate Growth Fund	30,440,012	—	(13,540,116)	(13,540,116)
Balanced Fund	14,252,780	8,299	(6,617,046)	(6,608,747)

Notes to Schedules of Investments (unaudited)

1.

Organization — Seligman Asset Allocation Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of four separate Funds: Seligman Asset Allocation Aggressive Growth Fund (“Aggressive Growth Fund”), Seligman Asset Allocation Growth Fund (“Growth Fund”), Seligman Asset Allocation Moderate Growth Fund (“Moderate Growth Fund”), and Seligman Asset Allocation Balanced Fund (“Balanced Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

2.

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (“RiverSource” or the “Manager”) based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

3.

Fair Value Measurements — Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Aggressive Growth Fund	Growth Fund	Moderate Growth Fund	Balanced Fund

Level 1 - Quoted Prices in Active Markets for Identical Investments	$10,314,099	$15,724,369	$16,899,896	$7,644,033
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$10,314,099	$15,724,369	$16,899,896	$7,644,033

4.

Risk — The following risks apply to some or all of the Underlying Funds in which the Funds invest. An Underlying Fund may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of an Underlying Fund investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market companies should be considered speculative. Investments in real estate securities securities may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. To the extent that a Fund has a substantial percentage of its assets exposed to an industry through its investment in the Underlying Funds, the Fund’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment-grade fixed-income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN ASSET ALLOCATION SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.